UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  09/30/01

Check here if Amendment [X ]; Amendment Number:  01
  This Amendment (Check only one):	[X] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       January 28, 2004

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  58

73Form 13F Information Table Value Total:  $127573



List of Other Included Managers:

NONE


FORM 13F INFORMATION TABLE
                                   Title                VALUE    SHRS or    SH/ PUT/  Inv  Other Voting Authority
NAME OF ISSUER                     of     CUSIP         (x$1000) PRN AMT    PRN CALL  Disc  Mgrs   SOLE Shared None
                                   Class
AMR Corp                           com    001765106             1        50 SH       Sole             50
Alcoa Inc                          com    013817101             6       200 SH       Sole            200
Alliance Capital Mgmt. Ltd.        com    018548107           329      7200 SH       Sole           7200
Allstate Corp                      com    020002101           295      7897 SH       Sole           7897
America Online Inc Del Com         com    02364J104            93      2808 SH       Sole           2808
American International Group, Inc. com    026874107             8       100 SH       Sole            100
Amerisource Health                 com    03071P102          8318    117235 SH       Sole         117235
Amgen Inc                          com    031162100             9       150 SH       Sole            150
Bell South                         com    79860102           1172     28200 SH       Sole          28200
Block H&R Inc.                     com    093671105          9789    253870 SH       Sole         253870
Bridgehampton National Bank        com    N/A                1093     61572 SH       Sole          61572
Bristol Myers                      com    110122108            44       799 SH       Sole            799
CMS Energy Corp Com                com    125896100           100      5000 SH       Sole           5000
CVS Corporation Delaware           com    126650100          4744    142900 SH       Sole         142900
Cardinal Health Inc                com    14149Y108          4820     65175 SH       Sole          65175
Caterpillar Tractor                com    149123101          3571     79700 SH       Sole          79700
Circuit City Store Inc             com    172737306          1146    101900 SH       Sole         101900
Citigroup Inc                      com    172967101          4673    115383 SH       Sole         115383
Colgate Palmolive Co.              com    194162103             9       150 SH       Sole            150
Digital Recorders                  com    253869101             7      3000 SH       Sole           3000
Enron Corp                         com    293561106             4       150 SH       Sole            150
Exxon Mobil Corp Com               com    302290101            93      2362 SH       Sole           2362
Gannett Inc.                       com    364730101          7135    118700 SH       Sole         118700
General Electric                   com    369604103          5262    141447 SH       Sole         141447
Health Care Reit Inc.              com    42217K106            18       700 SH       Sole            700
Highwoods Properties               com    431284108           267     10800 SH       Sole          10800
Home Depot Inc.                    com    437076102          3966    103350 SH       Sole         103350
Illinois Tool Wks Inc.             com    452308109          6073    112240 SH       Sole         112240
Intel Corp.                        com    458140100          1183     57900 SH       Sole          57900
Johnson & Johnson                  com    478160104          6881    124200 SH       Sole         124200
KeyCorp                            com    493267108            72      2996 SH       Sole           2996
Knight Ridder, Inc                 com    499040103          5747    102900 SH       Sole         102900
Merck & Co.                        com    589331107             7       100 SH       Sole            100
Merrill Lynch & Co Inc             com    590188108             8       200 SH       Sole            200
Microsoft Corp                     com    594918104             8       150 SH       Sole            150
Morgan Stanley, Dean Witter        com    617446448           943     20350 SH       Sole          20350
Nokia Corp                         com    654902204             5       350 SH       Sole            350
Pepsico, Inc.                      com    713448108            10       200 SH       Sole            200
Pfizer Inc.                        com    717081103          7589    189255 SH       Sole         189255
SBC Communications Inc             com    78387G103          1338     28400 SH       Sole          28400
Sabre Hldgs Corp                   com    785905100             1        36 SH       Sole             36
Safeway Inc                        com    786514208             4       100 SH       Sole            100
Sealed Air Corp.                   com    81211K100          4540    124424 SH       Sole         124424
Sears Roebuck & Co.                com    812387108            69      2000 SH       Sole           2000
Spdr Tr Unit Ser 1                 com    78462F103          1399     13400 SH       Sole          13400
Staples Inc                        com    855030102          5783    433200 SH       Sole         433200
Sun Microsystems, Inc.             com    866810104           929    112300 SH       Sole         112300
Target Corp                        com    87612E106          7249    228300 SH       Sole         228300
Tennant Co.                        com    880345103           126      3600 SH       Sole           3600
United Parcel Service CL B         com    911312106          4689     90200 SH       Sole          90200
Verizon Communications             com    92343V104            16       300 SH       Sole            300
Vodafone Airtouch PLC              com    92857T107          3705    168730 SH       Sole         168730
Wal-Mart Stores                    com    931142103          6076    122750 SH       Sole         122750
Walgreen Co.                       com    931422109          6038    175360 SH       Sole         175360
Winston Hotels, Inc.               com    97563A102            63      8000 SH       Sole           8000
Worldcom Inc GA New MCI Group      com    98157D30              1        20 SH       Sole             20
Zimmer Holdings Inc                com                          2        79 SH       Sole             79
Sealed Air Corp New                pfd    81211K209            47      1200 SH       Sole           1200

TOTAL                                                      127573

